PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Cost	$ 305	$ 252
Accumulated depreciation	180	116
Depreciated cost	125	136
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	297	252
Accumulated depreciation	179	116
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	8
Accumulated depreciation	$ 1